Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Schedule of estimated useful lives of assets

Category	Method	Useful life
Equipment and Vehicles	Straight‑line	3 to 7 years
Buildings	Straight‑line	5 to 10 years